Supplemental Guarantor Condensed Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified					0 Months Ended
	May 25, 2011	May 05, 2011 Senior Secured Notes	Dec. 31, 2012 Exchange Notes	May 05, 2011 Exchange Notes	Apr. 09, 2012 Tack-on Senior Secured Notes	Dec. 31, 2012 Tack-on Senior Secured Notes
Debt obligations
Interest rate (as a percent)			9.50%			9.50%
Aggregate principal amount	$ 206,890	$ 325,000		$ 325,000	$ 35,000
Price as a percent of principal amount					102.00%